Equipment, Furniture And Leasehold Improvements	12 Months Ended
Dec. 31, 2011
Equipment, Furniture And Leasehold Improvements [Abstract]
Equipment, Furniture And Leasehold Improvements

Note 6 – EQUIPMENT, FURNITURE AND LEASEHOLD IMPROVEMENTS

Equipment, furniture and leasehold improvements consist of the following (in thousands):

	December 31,
	2011	2010
Computer hardware and software	$1,103	$1,063
Lab and factory equipment	4,338	3,801
Furniture, fixtures, and office equipment	323	309
Assets under capital leases	66	66
Construction in progress	5,118	2,850
Leasehold improvements	473	473
Total equipment, furniture and leasehold improvements	11,421	8,562
Less: accumulated depreciation	(5,441)	(5,275)
Equipment, furniture and leasehold improvements, net	$5,980	$3,287

Depreciation expense was $166 thousand, $82 thousand and $78 thousand for the years ended December 31, 2011, 2010, and 2009, respectively. Assets under capital leases are fully amortized.